Disposal of assets and other transactions (Details 1) $ in Millions	6 Months Ended
Jun. 30, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Sale amount	$ 3,847	[1]
Gain/(loss)	$ 1,363	[2]
Transaction Closed One [Member]
IfrsStatementLineItems [Line Items]
Transaction	Sale of its entire interest in Albacora Leste producing field, located in the Campos Basin
Acquirer	Petro Rio Jaguar Petróleo LTDA (PetroRio), a subsidiary of Petro Rio S.A.
Signature date	April 2022 (S)
Closing date	January 2023 (C)
Sale amount	$ 1,928	[1]
Gain/(loss)	$ 557	[2]
Transaction Closed Two [Member]
IfrsStatementLineItems [Line Items]
Transaction	Sale of the Company's entire interest in a set of four onshore production fields, with integrated facilities, located in the state of Espírito Santo, jointly called Norte Capixaba group of fields
Acquirer	Seacrest Petróleo SPE Norte Capixaba Ltda., a wholly-owned subsidiary of Seacrest Exploração e Produção de Petróleo Ltda.
Signature date	February 2022 (S)
Closing date	April 2023 (C)
Sale amount	$ 474	[1]
Gain/(loss)	$ 342	[2]
Transaction Closed Three [Member]
IfrsStatementLineItems [Line Items]
Transaction	Sale of the Company's entire interest (100%) in a set of 22 production onshore and shallow water fields, together with their associated infrastructure, located in the Potiguar Basin, in the state of Rio Grande do Norte, jointly called Potiguar group of fields
Acquirer	3R Potiguar S.A., a wholly-owned subsidiary of 3R Petroleum Óleo e Gás S.A.
Signature date	January 2022 (S)
Closing date	June 2023 (C)
Sale amount	$ 1,445	[1]
Gain/(loss)	$ 464	[2]

[1]	The amount of "Proceeds from disposal of assets" in the Statement of Cash Flows is composed of amounts received this period, including installments of operations from previous years, and advances referring to operations not completed.
[2]	Recognized in “Results on disposal/write-offs of assets and on remeasurement of investment retained with loss of control” within other income and expenses (note 6).